Government funding - Summary of Government Grants and Investment Tax Credits (Detail) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Statement [Line Items]
Research and development expenses, gross	$ 2,694,999	$ 2,809,537	$ 3,134,468
Less: Government grants	(32,427)	(2,032,869)	(629,346)
Less: Investment tax credits			(393,464)
Research and development expenses, net	$ 2,662,572	$ 776,668	$ 2,111,658